Customers' Refundable Fees	12 Months Ended
Dec. 31, 2012
Customers' Refundable Fees
14.	CUSTOMERS’ REFUNDABLE FEES

A roll-forward of customers’ refundable fees is as follows:

	As of December 31,
	2011	2012
	US$	US$
Balance at beginning of the year	—	12,412
Cash received from customers during the year	41,069	138,719
Revenue recognized in earnings during the year	(22,513)	(102,019)
Refunds paid during the year	(6,685)	(30,701)
Foreign currency translation adjustments	541	38

Balance at end of the year	12,412	18,449